Deferred Compensation And Deferred Benefit Plan	12 Months Ended
Dec. 31, 2011
Deferred Compensation And Deferred Benefit Plan [Abstract]
Deferred Compensation And Deferred Benefit Plan
9.	Deferred Compensation and Deferred Benefit Plan

Restricted Share Issuances

Deferred compensation includes grants of restricted shares to our directors and employees as a form of long-term compensation. The share grants vest over a period of three to seven years. We determine the fair value of the restricted shares as the number of shares awarded multiplied by the fair value per share of our common shares on the grant date. We amortize such fair value ratably over the vesting periods of the respective awards.

The following table presents restricted share activity during the years ended December 31, 2011 and 2010:

	2011		2010
	NON-VESTED SHARES	WEIGHTED AVERAGE GRANT DATE FAIR VALUE	NON-VESTED SHARES	WEIGHTED AVERAGE GRANT DATE FAIR VALUE
Beginning of period	215,588	$17.56	139,096	$16.40
Granted	42,500	17.94	92,750	19.00
Vested	(48,280)	16.66	(10,548)	18.46
Forfeited	(2,609)	16.74	(5,711)	15.18

End of period	207,200	$17.88	215,588	$17.56

The weighted-average, per share grant date fair value of restricted shares issued during the years ended December 31, 2011 and 2010 was $8.97 and $9.50, respectively. The total grant date fair value of shares vested during the years ended December 31, 2011 and 2010 was $804,000 and $174,000 respectively. Total compensation cost recognized related to restricted shares during the three years ended December 31, 2011, 2010 and 2009 was $548,000, $442,000 and $499,000, respectively. As of December 31, 2011, total unrecognized compensation cost related to restricted shares was $2.6 million, and the weighted average period over which we expect this cost to be recognized is 3.7 years.

Tax-Deferred Retirement Plan (401k)

We maintain a defined contribution 401k retirement plan for our employees. This plan is available for all employees immediately upon employment. The plan allows for contributions to be invested in an array of large, mid and small cap mutual funds. We match 50% of the employee’s contribution, up to a maximum employee contribution of 4%. As of December 31, 2011, and 2010, there were 37 and 33, participants enrolled in the plan, respectively. Employer contributions to the plan were $64,000, $87,000 and $86,000, respectively, for the three years ended December 31, 2011, 2010 and 2009.